Average Annual Total Returns		9 Months Ended	24 Months Ended	72 Months Ended	132 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		13.29%	25.02%	14.53%	13.10%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.95%	10.20%	6.62%	6.89%
Performance Inception Date	Mar. 31, 2014
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.52%	9.26%	5.93%	6.42%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.58%	6.52%	5.10%	5.49%